Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Contributions to profit sharing retirement plan	$ 5,000	$ 4,300	$ 3,400
Common stock discount percentage from the prevailing market price	5.00%
Percentage of maximum employee subscription rate on base pay	10.00%
Contributions to the Compensation Plan by the employer	$ 2,731	2,432
Contributions to the Compensation Plan by the employer in fiscal year 2019	$ 2,700
Percentage of discretionary incentive compensation	100.00%
Contributions to the Compensation Plan by the employees	$ 1,100	$ 800	1,200
II-VI Performance Metals Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions to the Compensation Plan by the employer			$ 0
Employee Stock
Defined Benefit Plan Disclosure [Line Items]
Common stock authorized for issuance under the Plan	1,600,000
Common stock available for purchase under the plan	462,798	477,949